JPMorgan International Focus Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Australia — 2.3%
BHP Group Ltd.	1,067	33,245
Belgium — 2.3%
KBC Group NV	456	34,341
Canada — 6.5%
Alimentation Couche-Tard, Inc.	471	23,832
Canadian National Railway Co.	294	35,585
Toronto-Dominion Bank (The)	544	35,895
		95,312
China — 3.7%
Tencent Holdings Ltd.	1,193	54,850
Denmark — 1.5%
Novo Nordisk A/S, Class B	137	22,039
France — 12.3%
Air Liquide SA	119	21,439
Capgemini SE	106	19,139
Engie SA	858	14,072
LVMH Moet Hennessy Louis Vuitton SE	32	30,188
Safran SA	159	26,409
TotalEnergies SE	614	37,279
Vinci SA	275	32,344
		180,870
Germany — 8.1%
Allianz SE (Registered)	158	37,840
Deutsche Boerse AG	105	20,151
DHL Group	291	14,944
Infineon Technologies AG	467	20,497
RWE AG	599	25,796
		119,228
Hong Kong — 1.9%
AIA Group Ltd.	2,800	28,009
India — 2.5%
HDFC Bank Ltd., ADR	545	37,227
Indonesia — 2.5%
Bank Central Asia Tbk. PT	40,076	24,271
Telkom Indonesia Persero Tbk. PT	48,343	11,911
		36,182
Italy — 0.7%
UniCredit SpA	419	10,605
Japan — 12.2%
Daikin Industries Ltd.	70	14,215
Hoya Corp.	142	16,584
Keyence Corp.	50	22,258
Mitsubishi UFJ Financial Group, Inc.	2,271	18,287

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Nippon Telegraph & Telephone Corp.	17,507	20,076
Seven & i Holdings Co. Ltd.	498	20,647
Shin-Etsu Chemical Co. Ltd.	606	19,955
Sony Group Corp.	311	29,158
Tokio Marine Holdings, Inc.	753	17,308
		178,488
Mexico — 1.4%
Wal-Mart de Mexico SAB de CV	5,014	20,883
Netherlands — 7.3%
ASML Holding NV	54	39,079
Shell plc	2,247	68,099
		107,178
Singapore — 2.4%
DBS Group Holdings Ltd.	1,383	35,667
South Africa — 1.3%
Anglo American plc	642	19,743
South Korea — 3.7%
Samsung Electronics Co. Ltd.	990	54,212
Spain — 3.6%
Iberdrola SA	2,618	32,670
Industria de Diseno Textil SA	531	20,334
		53,004
Sweden — 1.5%
Atlas Copco AB, Class A	1,543	21,919
Taiwan — 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	535	53,020
United Kingdom — 7.7%
3i Group plc	836	21,225
AstraZeneca plc	133	19,084
Diageo plc	500	21,804
Lloyds Banking Group plc	29,796	17,215
RELX plc	982	32,992
		112,320
United States — 7.9%
Ferguson plc	149	24,003
Linde plc	72	28,075
Nestle SA (Registered)	398	48,773
Schneider Electric SE	81	14,410
		115,261
Total Common Stocks (Cost $1,134,665)		1,423,603

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)(Cost $41,279)	41,271	41,279
Total Investments — 99.7% (Cost $1,175,944)		1,464,882
Other Assets Less Liabilities — 0.3%		4,186
NET ASSETS — 100.0%		1,469,068

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.6%
Semiconductors & Semiconductor Equipment	7.7
Oil, Gas & Consumable Fuels	7.2
Insurance	5.7
Chemicals	4.7
Consumer Staples Distribution & Retail	4.5
Interactive Media & Services	3.7
Technology Hardware, Storage & Peripherals	3.7
Metals & Mining	3.6
Food Products	3.3
Capital Markets	2.8
Pharmaceuticals	2.8
Ground Transportation	2.4
Professional Services	2.3
Electric Utilities	2.2
Construction & Engineering	2.2
Diversified Telecommunication Services	2.2
Textiles, Apparel & Luxury Goods	2.1
Household Durables	2.0
Aerospace & Defense	1.8
Independent Power and Renewable Electricity Producers	1.8
Trading Companies & Distributors	1.6
Electronic Equipment, Instruments & Components	1.5
Machinery	1.5
Beverages	1.5
Specialty Retail	1.4
IT Services	1.3
Health Care Equipment & Supplies	1.1
Air Freight & Logistics	1.0
Electrical Equipment	1.0
Building Products	1.0
Multi-Utilities	1.0
Short-Term Investments	2.8

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$33,245	$—	$33,245
Belgium	—	34,341	—	34,341
Canada	95,312	—	—	95,312
China	—	54,850	—	54,850
Denmark	—	22,039	—	22,039
France	—	180,870	—	180,870
Germany	—	119,228	—	119,228
Hong Kong	—	28,009	—	28,009

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$37,227	$—	$—	$37,227
Indonesia	—	36,182	—	36,182
Italy	—	10,605	—	10,605
Japan	—	178,488	—	178,488
Mexico	20,883	—	—	20,883
Netherlands	—	107,178	—	107,178
Singapore	—	35,667	—	35,667
South Africa	—	19,743	—	19,743
South Korea	—	54,212	—	54,212
Spain	—	53,004	—	53,004
Sweden	—	21,919	—	21,919
Taiwan	53,020	—	—	53,020
United Kingdom	—	112,320	—	112,320
United States	—	115,261	—	115,261
Total Common Stocks	206,442	1,217,161	—	1,423,603
Short-Term Investments
Investment Companies	41,279	—	—	41,279
Total Investments in Securities	$247,721	$1,217,161	$—	$1,464,882
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	$19,897	$386,814	$365,433	$1	$— (c)	$41,279	41,271	$901	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	40,011	241,999	282,015	8	(3)	—	—	519	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	16,404	132,634	149,038	—	—	—	—	117	—
Total	$76,312	$761,447	$796,486	$9	$(3)	$41,279		$1,537	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.
(c)	Amount rounds to less than one thousand.